Acquisitions and Related Transactions Acquisitions (2013 Narrative) (Details) - USD ($) $ in Millions		1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Sep. 30, 2013	Apr. 30, 2013	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						4.50%
Guarantor Obligations, Current Carrying Value						$ 600
Proceeds from the sale of other assets						62	$ 89	$ 44
Proceeds from divestiture of business						$ 0	$ 0	$ 1,123
Number of Regency Common Units to be Issued in Acquisition Per Share						1.02
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,200,000
SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				$ 463
Cash Acquired from Acquisition				$ 30
Holdco Transaction [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				49,500,000
Payments to Acquire Businesses, Gross				$ 1,400
Estimated Closing Adjustments				$ 68
Regency [Member]
Business Acquisition [Line Items]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.						31,400,000
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						57,200,000
Regency [Member] | PVR Acquisition [Member]
Business Acquisition [Line Items]
Proceeds from divestiture of business						$ 1,800
Business Combination, Consideration Transferred						5,700
Payments to Acquire Businesses, Gross						36
Regency [Member] | Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						1,300
Regency [Member] | Hoover Midstream Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred						293
Payments to Acquire Businesses, Gross						$ 184
Regency [Member] | Common Units [Member] | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				31,400,000
Regency [Member] | Class F Units [Member] | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				6,300,000
ETP [Member]
Business Acquisition [Line Items]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						30,800,000
Panhandle [Member] | Regency [Member]
Business Acquisition [Line Items]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.						31,400,000
Panhandle [Member] | Regency [Member] | Class F Units [Member]
Business Acquisition [Line Items]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.						6,300,000
Panhandle [Member] | ETP [Member]
Business Acquisition [Line Items]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						2,200,000
ETE [Member] | Holdco [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					60.00%
ETP [Member] | Holdco [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					40.00%	100.00%
New England Gas Company [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets		$ 40
Proceeds from divestiture of business		$ 20
Missouri Gas Energy [Member]
Business Acquisition [Line Items]
Proceeds from the sale of other assets			$ 975